Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - shares		6 Months Ended
	Oct. 05, 2020	Jun. 30, 2021
Forfeiture of founder shares (in Shares)	750,000
Over-allotment option
Forfeiture of founder shares (in Shares)	750,000
Class B Common Stock
Forfeiture of founder shares (in Shares)		750,000